Regulatory Requirements	12 Months Ended
Dec. 31, 2021
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Requirements

Note 19 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong) and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of December 31, 2021 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$384,736	$1,231,361	$846,625	320%
Lion Futures Limited	384,736	1,241,548	856,812	323%
Lion Asset Management Limited	12,825	53,199	40,374	415%
BC Wealth Management Limited	12,825	285,086	272,261	2223%
Lion International Financial (Singapore) Pte. Ltd.	739,694	1,073,516	333,822	145%
Lion Broker Limited (Cayman)(1)	5,821,258	19,632,458	13,811,200	337%
Total	$7,356,074	$23,517,168	$16,161,094	320%

(1)      On February 18, 2022, Lion Broker Limited (“LBL”) received an administrative fine notice in the amount of CI $261,991 (approximately USD $314,000) for LBL’s failure to comply with the legislative requirements in 2019. At December 31, 2021, the amount was included in the line item “accrued expenses and other payables” in the consolidated balance sheets.